Employees and Directors - Schedule of Employees and Directors Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Directors And Employees [Line Items]
Wages and salaries	$ 140,298	$ 88,164	$ 60,455
Social security costs	24,976	12,783	9,626
Other pension costs	1,391	898	360
Share based payments	53,819	21,486	19,848
Employees and directors benifits expense	220,484	123,331	90,289
Equity Settled
Disclosure Of Directors And Employees [Line Items]
Share based payments	34,668	16,667	17,256
Cash Settled
Disclosure Of Directors And Employees [Line Items]
Share based payments (cash settled)	10,355	3,807	1,178
Employment Related Taxes
Disclosure Of Directors And Employees [Line Items]
Share based payments	$ 8,796	$ 1,012	$ 1,414